Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
December 31, 2022

Dates Covered
Collections Period	12/01/22 - 12/31/22
Interest Accrual Period	12/15/22 - 01/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/22	527,006,365.18	26,718
Yield Supplement Overcollateralization Amount 11/30/22	14,225,225.32	0
Receivables Balance 11/30/22	541,231,590.50	26,718
Principal Payments	18,812,899.54	340
Defaulted Receivables	395,712.06	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/22	13,408,309.49	0
Pool Balance at 12/31/22	508,614,669.41	26,357

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.33%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	6,624,668.93	277
Past Due 61-90 days	1,736,291.25	70
Past Due 91-120 days	364,559.39	16
Past Due 121+ days	0.00	0
Total	8,725,519.57	363

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	286,139.61
Aggregate Net Losses/(Gains) - December 2022	109,572.45
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.24%
Prior Net Losses/(Gains) Ratio	0.46%
Second Prior Net Losses/(Gains) Ratio	0.30%
Third Prior Net Losses/(Gains) Ratio	0.07%
Four Month Average	0.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	5,849,068.70
Actual Overcollateralization	5,849,068.70
Weighted Average Contract Rate	3.88%
Weighted Average Contract Rate, Yield Adjusted	5.47%
Weighted Average Remaining Term	44.18

Flow of Funds	$ Amount
Collections	20,827,118.51
Investment Earnings on Cash Accounts	11,218.37
Servicing Fee	(451,026.33)
Transfer to Collection Account	-
Available Funds	20,387,310.55

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	185,791.05
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	12,331,122.57
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,068.70
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,976,507.23
(12) Collection Account Redeposits	0.00

Total Distributions of Available Funds	20,387,310.55

Servicing Fee	451,026.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 12/15/22	520,945,791.98
Principal Paid	18,180,191.27
Note Balance @ 01/17/23	502,765,600.71

Class A-1
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-2
Note Balance @ 12/15/22	8,335,791.98
Principal Paid	8,335,791.98
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-3
Note Balance @ 12/15/22	368,080,000.00
Principal Paid	9,844,399.29
Note Balance @ 01/17/23	358,235,600.71
Note Factor @ 01/17/23	97.3254729%

Class A-4
Note Balance @ 12/15/22	96,650,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	96,650,000.00
Note Factor @ 01/17/23	100.0000000%

Class B
Note Balance @ 12/15/22	31,920,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	31,920,000.00
Note Factor @ 01/17/23	100.0000000%

Class C
Note Balance @ 12/15/22	15,960,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	15,960,000.00
Note Factor @ 01/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	230,612.05
Total Principal Paid	18,180,191.27
Total Paid	18,410,803.32

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	1,389.30
Principal Paid	8,335,791.98
Total Paid to A-2 Holders	8,337,181.28

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	9,844,399.29
Total Paid to A-3 Holders	9,973,227.29

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2173125
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.1317294
Total Distribution Amount	17.3490419

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0037743
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	22.6460702
Total A-2 Distribution Amount	22.6498445

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	26.7452708
Total A-3 Distribution Amount	27.0952708

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	678.27
Noteholders' Principal Distributable Amount	321.73

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/22	2,659,652.60
Investment Earnings	8,921.98
Investment Earnings Paid	(8,921.98)
Deposit/(Withdrawal)	-
Balance as of 01/17/23	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,926,715.56	$4,154,693.75	$5,840,446.10
Number of Extensions	159	161	232
Ratio of extensions to Beginning of Period Receivables Balance	0.73%	0.74%	1.00%